Related Party Transactions (Details) - USD ($)			1 Months Ended	6 Months Ended
	Mar. 01, 2024	Jun. 30, 2022	Jun. 30, 2022	Jan. 31, 2026	Jan. 31, 2025
Related Party Transactions [Line Items]
Lease term	2 years	5 years	5 years
Lease maturity term		May 2027
Mr. Jun Liu [Member]
Related Party Transactions [Line Items]
Repaid loans					$ 93,013
Lease Agreement [Member]
Related Party Transactions [Line Items]
Rental fee	$ 3,000		$ 20,000		$ 12,000